Customer Accounts (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Customer Accounts Greater than $250,000	$ 921,462	$ 893,338
Checking accounts, .50% and under	779,053	666,372
Passbook and statement accounts, .50% and under	255,396	234,673
Insured money market accounts, .01% to .75%	1,627,739	1,653,717
Certificate accounts
Less than 2.00%	4,170,232	3,608,935
2.00% to 2.99%	1,229,918	1,929,112
3.00% to 3.99%	418,720	498,956
4.00% to 4.99%	174,854	237,852
5.00% to 5.99%	9,991	22,923
Total certificates	6,003,715	6,297,778
Savings and Demand Accounts and Repurchase Agreements with Customers	8,665,903	8,852,540
Within 1 year	3,973,028	4,312,825
1 to 2 years	1,388,885	1,169,950
2 to 3 years	274,704	533,217
Over 3 years	$ 367,098	$ 281,786